INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Non-current assets	$ 8,121,824			$ 7,727,283
Current assets	4,426,038			4,395,283
Other current investments	44,529			132,736
Cash and cash equivalents	250,541	[1]		337,779	[1]	$ 183,463	[1]	$ 151,491
Total Assets	12,547,862			12,122,566
Liabilities
Non-current liabilities	3,236,756			3,442,521
Non-current borrowings	1,637,101			1,716,337
Current liabilities	1,826,530			2,827,274
Current borrowings	399,856			1,505,570
Total Liabilities	5,063,286			6,269,795
Non-controlling interest	1,091,321			842,347
Total Equity	7,484,576		$ 6,543,604	5,852,771		$ 5,166,593		$ 4,802,997
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Assets
Non-current assets	4,697,000			5,662,000
Current assets	1,711,000			1,494,000
Other current investments	151,000			164,000
Cash and cash equivalents	286,000			535,000
Total Assets	6,845,000			7,855,000
Liabilities
Non-current liabilities	544,000			637,000
Non-current borrowings	1,389,000			1,707,000
Current liabilities	740,000			622,000
Current borrowings	121,000			299,000
Total Liabilities	2,794,000			3,265,000
Non-controlling interest	369,000			426,000
Total Equity	$ 3,681,815			$ 4,164,000

[1]	It includes restricted cash of $2,216, $50 and $83 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Company had other investments with a maturity of more than three months for $51,472, $135,864 and $150,851 as of December 31, 2018, 2017 and 2016, respectively.